Royalties, mining and income tax, and deferred tax- Rate reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on loss/(profit) before tax at maximum South African statutory company tax rate (27% (2022 and 2021: 28%))	R 10,758	R (7,813)	R (13,316)
South African gold mining tax formula rate adjustment	236	19	63
US state tax adjustment	1,121	(168)	0
US statutory tax rate adjustment	(2,176)	181	466
Deferred tax rate differentials	0	(16)	0
Non-deductible amortisation and depreciation	(2)	(2)	(13)
Non-taxable dividend received	1	4	7
Non-deductible finance expense	(180)	(196)	(108)
Non-deductible share-based payments	(7)	(7)	(42)
Non-deductible loss on fair value of financial instruments	(101)	(976)	(1,021)
Non-taxable gain on acquisition	243	0	0
Non-taxable gain on foreign exchange differences	463	22	47
Non-taxable share of results of equity-accounted investees	(317)	360	557
(Non-deductible impairments)/non-taxable reversal of impairments	(2,392)	1	(22)
Non-deductible transaction costs	(158)	(76)	(69)
Tax adjustment in respect of prior periods	10	(35)	386
Net other non-taxable income and non-deductible expenditure	(272)	324	351
Change in estimated deferred tax rate	(726)	53	86
(Deferred tax assets derecognised)/unrecognised deferred tax assets utilised	(4,085)	(631)	(1,133)
Total mining and income tax	R 2,416	R (8,924)	R (13,761)
Average effective tax rate	6.00%	32.00%	29.00%
Other deductible temporary differences	R 68,868	R 48,648	R 43,061
Derecognition of deferred tax asset			R 837
Sandouville nickel refinery
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	1,358
Century zinc retreatment operation
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	1,319
Cooke
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	278	227
Burnstone
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	436	287
SGL
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	R 384	R 86